Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Classes of current inventories [abstract]
Merchandise and finished goods	¥ 831,597	¥ 701,173
Work in progress	87,814	72,425
Raw materials and supplies	647,704	626,222
Total	¥ 1,567,116	¥ 1,399,821